Notes Payable (Details Narrative) (10-K) $ in Thousands																3 Months Ended		12 Months Ended
	Apr. 02, 2021 USD ($)	Apr. 01, 2021 USD ($)	Dec. 08, 2020 USD ($) $ / shares	Jul. 28, 2020 USD ($) shares	Apr. 16, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Jul. 15, 2019 shares	May 15, 2019 shares	May 10, 2019 USD ($)	Apr. 12, 2019 shares	Apr. 09, 2019 USD ($)	Jan. 28, 2019 USD ($)	Dec. 06, 2018 USD ($)	Jun. 01, 2018 USD ($)	May 23, 2018 USD ($)	Mar. 31, 2021 USD ($) $ / shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares
Vwap percentage of common stock										9.99%
Gain on extinguishment of debt																			$ 3,540
Current liabilities						$ 1,008										$ 1,998		1,777	1,008
Accretion of debt discount																62	$ 421	882	5,605
Change in fair value recognized in non-operating income (expense)																67		(309)
Subsequent Event [Member]
Debt forgiveness amount	$ 108
Shares Issued Upon Conversion [Member]
Unsecured promissory notes																		$ 0
Debt conversion, shares issued | shares																		93,078,492
Debt conversion, amount																		$ 929
Preferred Stock [Member]
Stock issued during period shares | shares							10			190
May 2018 Notes [Member]
Notes payable									$ 421
Vwap percentage of common stock									70.00%
Debt conversion, shares issued | shares								10,568,087
June 2018 Note [Member]
Unsecured promissory notes				$ 0
Notes payable									$ 3,159
Maturity date of notes									Dec. 15, 2019
Vwap percentage of common stock									70.00%
Gain on extinguishment of debt																			$ 1,310
Debt conversion, shares issued | shares				17,164,732
Beneficial ownership percentage										9.99%
Debt conversion, amount				$ 154
June 2018 Note [Member] | Common Stock [Member]
Stock issued during period shares | shares										17,500,000
June 2018 Note [Member] | Preferred Stock [Member]
Stock issued during period shares | shares										160
Preferred stock, par value | $ / shares						$ 0.001													$ 0.001
Preferred stock, value						$ 10,000													$ 10,000
Preferred stock, shares outstanding | shares																		115
PPP Loan [Member] | Subsequent Event [Member]
Debt forgiveness amount		$ 108
PPP Loan [Member] | Aquesta Bank [Member]
Unsecured promissory notes					$ 111
Maturity date of notes					Apr. 01, 2023
Debt instrument accrued interest rate					1.00%
Debt monthly payments					$ 6
Debt description					Not more than 40% of the forgiven amount may be used for non-payroll costs
Current liabilities																		$ 3
Non-current liabilities																		111
May 2018 Notes Amendment [Member]
Maturity date of notes											Aug. 15, 2019
Vwap percentage of common stock											70.00%
Fees payable to borrower											$ 50
Gain on extinguishment of debt																			127
June 2018 Note Third Amendment [Member]
Maturity date of notes												Oct. 01, 2019
Vwap percentage of common stock												70.00%
Fees payable to borrower												$ 527
Gain on extinguishment of debt																			991
June 2018 Note Amendment [Member]
Notes payable						$ 929													929
Maturity date of notes						Jun. 30, 2020
Fees payable to borrower						$ 84
Gain on extinguishment of debt						792
Debt discount						877													877
May 2018 Notes [Member]
Unsecured promissory notes															$ 840
Notes payable															$ 700
Maturity date of notes															Mar. 23, 2019
Vwap percentage of common stock															70.00%
Fees payable to borrower															$ 121
Gain on extinguishment of debt																			320
June 2018 Note [Member]
Unsecured promissory notes						$ 929								$ 3,600				230	$ 929
Notes payable														$ 3,000
Maturity date of notes														Apr. 01, 2019
Vwap percentage of common stock														120.00%
December 2018 Note [Member]
Unsecured promissory notes													$ 598
Notes payable													$ 500
Maturity date of notes													May 06, 2019
Debt instrument accrued interest rate													8.00%
December 2020 Note [Member]
Notes payable			$ 230
Vwap percentage of common stock			70.00%
Debt discount			$ 200
Debt instrument accrued interest rate			8.00%
Amortization of debt discount			$ 30
Accretion of debt discount			230
Derivative liability			555													$ 313		246
Beneficial conversion feature			355
Interest expense, debt			$ 355
Change in fair value recognized in non-operating income (expense)																		$ 309
December 2020 Note [Member] | Stock Prices [Member]
Debt instrument, measurement input | $ / shares			0.027													0.075		0.04
December 2020 Note [Member] | Conversion Price [Member]
Debt instrument, measurement input | $ / shares			0.009													0.042		0.025
December 2020 Note [Member] | Remaining Lives [Member]
Debt instrument, term			1 year													8 months 9 days		11 months 8 days
December 2020 Note [Member] | Dividend Yields [Member]
Debt instrument, measurement input			0													0.00		0
December 2020 Note [Member] | Risk Free Rates [Member]
Debt instrument, measurement input			0.10													0.0005		0.10
December 2020 Note [Member] | Volatility [Member]
Debt instrument, measurement input			1.5855													2.3734		1.6736